Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Deferred tax assets: Expenses accrued for consolidated financial statement purposes, nondeductible for tax return purposes	$ 234	$ 326	$ 297
Deferred tax assets	6,289	5,524	3,827
Deferred tax assets: Total deferred tax assets	6,523	5,850	4,124
Valuation allowance	(6,337)
Total deferred tax assets	186	5,850	4,124
Deferred liabilities: Tax depreciation in excess of book depreciation	186	240	418
Deferred liabilities: Total deferred tax liabilities	186	240	418
Net deferred tax assets		$ 5,610	$ 3,706